Taxation - Disclosure of deferred tax in the income statement and the balance sheet by category of temporary difference (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	$ 1,794	$ (6,304)	$ (1,284)
Balance sheet
Deferred tax liability	8,780	6,831
Deferred tax asset	(6,410)	(7,744)
Deferred tax liability (asset)	2,370	(913)	5,190
Before Offset Amount
Balance sheet
Deferred tax liability	21,980	19,677
Deferred tax asset	(19,610)	(20,590)
Before Offset Amount | Temporary Differences, Deferred Tax Liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	1,151	(7,225)	(1,279)
Before Offset Amount | Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	899	(7,295)	(1,436)
Balance sheet
Deferred tax liability	16,276	15,361
Before Offset Amount | Pension plan surpluses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	105	69	(31)
Balance sheet
Deferred tax liability	3,898	2,691
Before Offset Amount | Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(33)	33	29
Balance sheet
Deferred tax liability	24	63
Before Offset Amount | Other taxable temporary differencesa
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	180	(32)	159
Balance sheet
Deferred tax liability	1,782	1,562
Before Offset Amount | Temporary Differences, Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	643	921	(5)
Before Offset Amount | Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(846)	(849)	0
Balance sheet
Deferred tax asset	(1,678)	(849)
Before Offset Amount | Lease Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(43)	286	264
Balance sheet
Deferred tax asset	(1,128)	(1,122)
Before Offset Amount | Pension plan and other post-retirement benefit plan deficits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	119	2	62
Balance sheet
Deferred tax asset	(1,221)	(1,548)
Before Offset Amount | Decommissioning, environmental and other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(744)	438	(472)
Balance sheet
Deferred tax asset	(7,891)	(7,155)
Before Offset Amount | Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(9)	0	63
Balance sheet
Deferred tax asset	(75)	(25)
Before Offset Amount | Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	1,282	310	(336)
Balance sheet
Deferred tax asset	(2,359)	(3,652)
Before Offset Amount | Loss carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	1,064	543	12
Balance sheet
Deferred tax asset	(4,202)	(5,319)
Before Offset Amount | Other deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(180)	191	$ 402
Balance sheet
Deferred tax asset	(1,056)	(920)
Gulf of Mexico Oil Spill
Balance sheet
Deferred tax asset	$ (3,959)	$ (5,471)